Wholesale financing transactions carried out by group operations (Details) € in Millions	Dec. 31, 2023 EUR (€)
Jan-23 [Member] | 4.625% [Member] | January 30 [Member] | Jan-31 [Member] | Euro Member Countries, Euro | BBVA SA [Member]
Type of Issue [Line Items]
Senior non-preferred	€ 1,000
Jan-23 [Member] | 3.125% [Member] | Jun-27 [Member] | Euro Member Countries, Euro | BBVA SA [Member]
Type of Issue [Line Items]
Covered bonds	1,500
Feb-23 [Member] | TIIE day 1 + 32 basis points [Member] | Feb-27 [Member] | Mexico, Pesos | BBVA Mexico [Member]
Type of Issue [Line Items]
Senior (Tranche 1)- Green bond	8,689
Feb-23 [Member] | 9.540% [Member] | Feb-30 [Member] | Mexico, Pesos | BBVA Mexico [Member]
Type of Issue [Line Items]
Senior (Tranche 2)	6,131
May-23 [Member] | 4.125% [Member] | May-25 [Member] | May-26 [Member] | Euro Member Countries, Euro | BBVA SA [Member]
Type of Issue [Line Items]
Senior preferred	1,000
June-23 [Member] | 5.570% [Member] | Jun-Sep 28 [Member] | Sep-33 [Member] | Euro Member Countries, Euro | BBVA SA [Member]
Type of Issue [Line Items]
Tier 2	750
June-23 [Member] | 8.375% [Member] | Dec-28 [Member] | Perpetual [Member] | Euro Member Countries, Euro | BBVA SA [Member]
Type of Issue [Line Items]
AT1	1,000
June-23 [Member] | 8.450% [Member] | Jun-33 [Member] | Jun-38 [Member] | United Kingdom, Pounds | BBVA Mexico [Member]
Type of Issue [Line Items]
Tier 2	1,000
Aug-23 [Member] | 8.250% [Member] | Aug-Nov-28 [Member] | Nov-33 [Member] | United Kingdom, Pounds | BBVA SA [Member]
Type of Issue [Line Items]
Tier 2	300
Sept-23 [Member] | 9.375% [Member] | Sep-29 [Member] | Perpetual [Member] | United States of America, Dollars | BBVA SA [Member]
Type of Issue [Line Items]
AT1	1,000
Nov-23 [Member] | 7.883% [Member] | Nov-33 [Member] | Nov-34 [Member] | United States of America, Dollars | BBVA SA [Member]
Type of Issue [Line Items]
Tier 2	750
Nov-23 [Member] | TIIE day 1 + 32 basis points [Member] | Apr-27 [Member] | Mexico, Pesos | BBVA Mexico [Member]
Type of Issue [Line Items]
Senior (Tranche 1)	9,900
Nov-23 [Member] | 10.240% [Member] | Nov-30 [Member] | Mexico, Pesos | BBVA Mexico [Member]
Type of Issue [Line Items]
Senior (Tranche 2)	€ 3,600